Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2013
Shareholders' equity
Schedule of authorized, issued and outstanding common stock

                           As of December 31, 2013, the authorized, issued and outstanding common stock is as follows:

Shares			Rights %
Fixed / Class I	Variable / Class II	Total	Voting	Economic

50,000	6,580,000	6,630,000	4.85	4.85
—	123,240,990	123,240,990	90.08	90.08
—	6,933,124	6,933,124	5.07	5.07

50,000	136,754,114	136,804,114	100.00	100.00

As of December 31, 2012, the authorized, issued and outstanding common stock is as follows:

Fixed	Variable Capital Class II				Rights %
Class I Series A	Series A	Series B	Series N	Total	Voting	Economic

50,000	6,580,000	—	—	6,630,000	51.000	5.10000
—	—	6,363,339	116,877,651	123,240,990	48.950	94.80076
—	—	1,113	20,448	21,561	0.008	0.01659
—	—	4,081	74,963	79,044	0.031	0.06080
—	—	1,467	26,938	28,405	0.011	0.02185

50,000	6,580,000	6,370,000	117,000,000	130,000,000	100.000	100.00000

Predecessor Registrant
Shareholders' equity
Schedule of authorized, issued and outstanding common stock

Common Stock — Shares
Fixed Capital Class I			Variable Capital Class II				Fixed Capital Class I
Series A	Series B	Series N	Series A	Series B	Total	Voting	Economic

7,500,000	—	—	—	—	7,500,000	45.00	16.00
—	221,667	401,770	—	—	623,437	1.33	1.33
—	111,667	202,395	—	—	314,062	0.67	0.67
—	—	—	7,166,667	29,395,833	36,562,500	43.00	78.00
1,666,667	—	208,333	—	—	1,875,000	10.00	4.00

9,166,667	333,334	812,498	7,166,667	29,395,833	46,874,999	100.00	100.00